Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. They do not include all of the information and footnotes required by U.S. GAAP for complete audited financial statements. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Legacy Xos and Xos Services. All significant intercompany accounts and transactions have been eliminated in consolidation.

In the opinion of management, all adjustments (primarily consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended December 31, 2022 and 2021 presented in the Company’s filed with the SEC on March 31, 2023.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenues and expenses during the reporting periods. The areas with significant estimates and judgments include, among others, inventory valuation, incremental borrowing rates for assessing operating and financing lease liabilities, useful lives of property and equipment, contingent earn-out shares liability, stock-based compensation, valuation of convertible debt and related embedded derivatives, common stock warrant liability and product warranty liability. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenues and expenses during the reporting periods. The areas with significant estimates and judgments include, among others, inventory valuation, incremental borrowing rates for assessing operating and financing lease liabilities, useful lives of property and equipment, contingent earn-out shares liability, stock-based compensation, valuation of convertible debt and related embedded derivatives, common stock warrant liability and product warranty liability. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Reclassifications

Reclassifications

Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes, including (i) presenting equipment leases as part of other current and non-current liabilities and (ii) classification of amounts comprising prepaid expenses and other current assets as well as other current liabilities as included in Note 5 – Selected Balance Sheet Data. Additionally, the Company reclassified depreciation expense to general and administrative expense. These reclassifications have no effect on previously reported total assets, total liabilities or net loss.

Concentration of Supply Risk

Revenue Recognition

The Company generates revenue from the sale of its commercial electric vehicles, powertrains and battery packs, and goods and services related to charging infrastructure. ASC 606, Revenue from Contracts with Customers, requires the Company to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company determines revenue recognition by applying the following steps:

1.	Identifying the contract with a customer;
2.	Identifying the performance obligations in the contract;
3.	Determining the transaction price;
4.	Allocating the transaction price to the performance obligations; and
5.	Recognizing revenue as the performance obligations are satisfied.

The Company recognizes revenue primarily consisting of product sales, inclusive of shipping and handling charges, net of estimates for customer returns. Revenue contracts are identified when an enforceable agreement has been made with a customer. Performance obligations are identified in the contract for each distinct products provided within the contract. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products. All revenue is recognized when the Company satisfies its performance obligations under the contract. Any deposits from customers represent contract liabilities. The Company recognizes revenue by transferring the promised products to the customer, with the revenue recognized at the point in time the customer takes control of the products as agreed in the contracts, normally when delivered to the carrier. The Company recognizes revenue for shipping and handling charges at the time control is transferred for the related product. Costs for shipping and handling activities that occur after control of the product transfers to the customer are recognized at the time of sale and presented in cost of goods sold. The majority of its contracts have a single performance obligation, which is met at the point in time that the product is delivered to the carrier, and title passes to the customer, and are short term in nature. Sales tax collected from customers is not considered revenue and is accrued until remitted to the taxing authorities.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase as cash equivalents for which cost approximates fair value. Portions of the balance of cash and cash equivalents were held in financial institutions, various money market funds and short-term commercial paper. Money market funds have floating net asset values and may be subject to gating or liquidity fees. The likelihood of realizing material losses from cash and cash equivalents, including the excess of cash balances over federally insured limits, is remote.

Restricted cash includes those cash accounts for which the use of funds is restricted by any contract or bank covenant, including letters of credit.

Accounts Receivable, Net

Accounts Receivable, Net

The Company records unsecured and non-interest bearing accounts receivable at the gross invoice amount, net of any allowance for expected credit losses. The Company maintains its allowance for expected credit losses at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of past losses, current customer conditions, and the anticipated impact of current economic conditions. The Company recorded an allowance for expected credit losses of $39,000 as of March 31, 2023. No allowance for doubtful accounts was recorded as of March 31, 2022.

Accounts Receivable, Net

The Company records unsecured and non-interest bearing accounts receivable at the gross invoice amount, net of any allowance for doubtful accounts. The Company maintains its allowance for doubtful accounts at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of past losses, current customer conditions, and the anticipated impact of current economic conditions. The Company recorded an allowance for doubtful accounts of $39,000 as of December 31, 2022. No allowance for doubtful accounts was recorded at December 31, 2021.

Investments in Marketable Debt Securities, Available-for-Sale

Investments in Marketable Debt Securities, Available-for-Sale

The Company maintains a portfolio of investments in a variety of fixed and variable rate debt securities, including U.S. treasuries, corporate debt, asset-backed securities and other, non-U.S. government and supranational bonds and certificate of deposit. The Company considers its investments in marketable debt securities to be available-for-sale, and accordingly, are recorded at their fair values. The Company determines the appropriate classification of investments in marketable debt securities at the time of purchase. Unrealized gains and losses on marketable debt securities, available-for-sale are recorded in Accumulated other comprehensive loss which is included within stockholders’ equity. Interest along with amortization of purchase premiums and accretion of discounts from the purchase date through the estimated maturity date, including consideration of variable maturities and contractual call provisions, are included in other income (expenses), net in the condensed consolidated statements of operations and comprehensive loss. Realized gains and losses on the sale of marketable debt securities, available-for-sale are recorded in Other (expense) income, net. The Company typically invests in highly-rated debt securities, and its investment policy generally limits the amount of credit exposure to any one issuer. The policy requires substantially all investments to be investment grade, with the primary objective of minimizing the potential risk of principal loss. See Note 8 — Investments for additional information.

On January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses which requires that credit losses be presented as an allowance rather than as an impairment write-down. Adoption of the standard had no material impact on its financial statements.

The Company reviews quarterly its investment portfolio of all securities in an unrealized loss position to determine if an impairment charge or credit reserve is required. The Company excludes accrued interest from both the fair value and the amortized cost basis of marketable debt securities, available-for-sale, for the purposes of identifying and measuring an impairment. An investment is impaired if the fair value is less than its amortized cost basis. Impairment relating to credit losses is recorded through a reduction in the amortized cost of the security or an allowance for credit losses and credit loss expense (included in selling, general and administrative expense), limited by the amount that the fair value is less than the amortized cost basis. Impairment that has not been recorded as a credit loss is recorded through other comprehensive income (loss), net of applicable taxes. The Company made an accounting policy election to not measure an allowance for credit losses for accrued interest receivables. The Company evaluates write-off of accrued interest receivable at the time credit loss exists for the underlying security. As of March 31, 2023 and 2022, we did not recognize any allowance for expected credit losses or impairment, respectively, on marketable debt securities – available-for-sale.

Investments in Marketable Debt Securities, Available-for-Sale

The Company maintains a portfolio of investments in a variety of fixed and variable rate debt securities, including U.S. treasuries, corporate debt, asset-backed securities and other, non-U.S. government and supranational bonds and certificate of deposit. The Company considers its investments in marketable debt securities to be available-for-sale, and accordingly, are recorded at their fair values. The Company determines the appropriate classification of investments in marketable debt securities at the time of purchase. Interest along with amortization of purchase premiums and accretion of discounts from the purchase date through the estimated maturity date, including consideration of variable maturities and contractual call provisions, are included in other income (expenses), net in the consolidated statements of net and comprehensive income. The Company typically invests in highly-rated debt securities, and its investment policy generally limits the amount of credit exposure to any one issuer. The policy requires substantially all investments to be investment grade, with the primary objective of minimizing the potential risk of principal loss. See Note 10 – Investments in Marketable Debt Securities, Available-for-Sale for additional information.

The Company reviews quarterly its investment portfolio of all securities in an unrealized loss position to determine if an impairment charge exists. As of December 31, 2022 and 2021, we did not recognize any impairment on marketable debt securities – available-for-sale.

Inventories

Inventories

The Company’s inventory, which includes raw materials, work in-process, and finished goods, is carried at the lower of cost or net realizable value. Inventory is valued using average costing, as that method accurately reflects the frequency of the Company’s inventory purchases. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on operating capacity.

At the end of each reporting period, the Company evaluates whether its inventories are damaged, obsolete, or have material changes in price or other causes, and if so, a loss is recognized in the period in which it occurs. Inventory write-downs are also based on reviews for any excess or obsolescence. The Company reserves for any excess or obsolete inventories when it is believed that the net realizable value of inventories is less than the carrying value.

The Company also reviews its inventory to determine whether its carrying value exceeds the net realizable amount (“NRV”) upon the ultimate sale of the inventory. NRV is the estimated selling price of inventory in the ordinary course of business, less estimated costs of completion, disposal, and transportation. At the end of each reporting period, the Company determines the estimated selling price of its inventory based on market conditions. Once inventory is written-down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily consists of prepaid inventory, other insurance assets, deposits, assets held-for-sale and prepaid license and subscriptions. Prepaid inventory includes contractual advance payments to suppliers for inventory to secure the raw materials needed for production and research and development purposes. Prepaid inventory is reclassified to inventories when received. Amortization expense on other prepaid assets and insurance assets is calculated using the straight-line method over the stated term of the prepaid assets and properly classified into the corresponding expense account.

Assets held-for-sale are measured, on a quarterly basis, at the lower of their carrying value and fair value less costs to sell. Impairment costs are recorded in the period incurred.

Income Taxes

Income Taxes

The Company applies the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.

In assessing the realizability of deferred income tax assets, ASC 740 requires a more likely than not standard be met. If the Company determines that it is more likely than not that deferred income tax assets will not be realized, a valuation allowance must be established. The Company records a valuation allowance, when necessary, to reduce deferred tax assets to the amount expected to be realized. Estimates of the realizability of deferred tax assets, as well as the Company’s assessment of whether an established valuation allowance should be reversed, are based on projected future taxable income, the expected timing of the reversal of deferred tax liabilities, and tax planning strategies. When evaluating whether projected future taxable income will support the realization of deferred tax assets, the Company considers both its historical financial performance and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.

The Company utilizes a two-step approach to recognizing and measuring uncertain income tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained upon examination by the Internal Revenue Service (“IRS”) or other taxing authorities, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating tax positions and tax benefits, which may require periodic adjustments and may not accurately forecast actual outcomes.

Property and Equipment, net

Property and Equipment, net

Property and equipment, net, including leasehold improvements, are stated at cost less accumulated depreciation. Depreciation expense is calculated using the straight-line method over the estimated useful lives of the asset. Leasehold improvements are depreciated over the shorter of the estimated life of asset or the lease term. Depreciation expense is included in cost of goods sold, general and administrative expense and research and development expense on our consolidated statements of operations and comprehensive income (loss).

Construction in progress is comprised primarily of production equipment, tooling, and leasehold improvements related to the manufacturing of the Company’s products, including all costs of obtaining the asset and bringing it to the facilities in the condition necessary for its intended use. There is no depreciation provided for assets in construction in progress. Once completed, the assets are transferred to their respective asset classes, and depreciation begins when an asset is ready for its intended use.

The estimated useful lives to calculate depreciation of property and equipment and leasehold improvements consisted of the following:

Asset Category	Useful Life
Equipment	5 years
Finance leases	Shorter of the lease term or the useful lives of the assets
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the useful lives of the assets
Furniture and fixtures	5 years
Computers, internally developed software and related equipment	3 years

The Company capitalizes additions, renewals, and improvements greater than $5,000, while repairs and maintenance are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the consolidated statements of operations and comprehensive income (loss) as a component of other income (expense), net.

The Company evaluates its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company measures recoverability by comparing the carrying amount to the future undiscounted cash flows that the asset or asset group is expected to generate. If the asset or asset group is not recoverable, its carrying amount is adjusted down to its fair value. No impairment losses of property and equipment were recognized for the years ended December 31, 2022 and 2021.

Warranty Liability

Warranty Liability

The Company provides customers with a product warranty that assures that the products meet standard specifications and are free for periods typically between 2 to 5 years. The Company accrues warranty reserve for the products sold, which includes its best estimate of the projected costs to repair or replace items under warranties and recalls if identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company’s relatively short history of sales, and changes to its historical or projected warranty experience may cause material changes to the warranty reserve in the future. Claims incurred under the Company’s standard product warranty programs are recorded based on open claims. The Company recorded warranty liability within other current liabilities in the consolidated balance sheets as of March 31, 2023 and December 31, 2022.

The reconciliation of the change in the Company’s product liability balances consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
Warranty liability, beginning of period	$1,099	$177
Reduction in liability (payments)	(216)	—
Increase in liability	272	298
Warranty liability, end of period	$1,155	$475

Warranty Liability

The Company provides customers with a product warranty that assures that the products meet standard specifications and are free for periods typically between 2 to 5 years. The Company accrues a warranty reserve for the products sold, which includes its best estimate of the projected costs to repair or replace items under warranties and recalls if identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company’s relatively short history of sales, and changes to its historical or projected warranty experience may cause material changes to the warranty reserve in the future. Claims incurred under the Company’s standard product warranty programs are recorded based on open claims. No claims were incurred for the year ended December 31, 2021. The Company recorded warranty liability within other current liabilities in the consolidated balance sheets for the year ended December 31, 2022 and 2021.

The reconciliation of the change in the Company’s product liability balances for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Warranty liability, beginning of period	$177	$–
Reduction in liability (payments)	(220)	–
Increase in liability	1,142	177
Warranty liability, end of period	$1,099	$177

Public and Private Placement Warrants

Public and Private Placement Warrants

The warrants to purchase shares of Common Stock at an exercise price of $11.50 per share originally issued in connection with NextGen’s initial public offering (the “Public Warrants”) and the warrants to purchase Common Stock originally issued in a private placement in connection with the initial public offering of NextGen (the “Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Common Stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until September 19, 2021, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company determined the fair value of its Public Warrants based on the publicly listed trading price of such Warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. Additionally, since the Private Placement Warrants are substantially the same as the Public Warrants, the Company determined the fair value of its Private Placement Warrants based on the Public Warrant trading price. Accordingly, the Private Warrants are classified as Level 2 financial instruments.

Contingent Earn-out Shares Liability

Contingent Earn-out Shares Liability

Earn-out Shares represent a freestanding financial instrument classified as liabilities on the accompanying consolidated balance sheets as the Company determined that these financial instruments are not indexed to the Company’s own equity in accordance with ASC 815, Derivatives and Hedging. Earn-out Shares liability were initially recorded at fair value in the Business Combination and are adjusted to fair value at each reporting date with changes in fair value recorded in change in fair value of Earn-Out Shares liability in the consolidated statements of operations and comprehensive income (loss).

The earn-out triggers included a change of control provision within five years of the Closing, and achieving certain volume weighted average share prices (“VWAPs”) within five years of the Closing. These conditions result in the instrument failing indexation guidance and are properly reflected as a liability as of December 31, 2022 and 2021.

In addition to the Earn-out Shares, the Company has a contingent obligation to issue restricted stock units (“Earn-out RSUs”) to certain stockholders and employees upon the achievement of certain market share price milestones within specified periods following the Business Combination. The allocated fair value to the Earn-out RSU component, which is covered by ASU 718, Compensation – Stock Compensation, is recognized as stock-based compensation expense over the vesting period commencing on the grant date of the award.

Convertible Debentures and Promissory Note

Convertible Debentures and Promissory Note

The Company accounts for convertible debt pursuant to ASC 815, Derivatives and Hedging. The Company evaluates convertible debt instruments to determine whether any embedded features require bifurcation and separate periodic valuation. Convertible debt is recorded net of stated discounts and debt issuance costs. Debt discounts and issuance costs are amortized over the contractual term of the debt using the effective interest rate method. The Company elected to early adopt Accounting Standards Update (“ASU”) 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”).

Legacy Xos Convertible Notes

Legacy Xos Convertible Notes

In prior years, the Company issued convertible notes, which were convertible upon the Company obtaining additional equity financing, or in some cases, a change in control. At such time, the note holder will receive a calculated number of shares based on the additional equity financing. Certain notes provide a conversion discount to the share price at the time of the additional equity financing. The Company carries the convertible note liability at the outstanding principal balance, net of debt discounts, which approximates fair value.

The convertible notes were principally a debt financial instrument host containing embedded features and /or options which would otherwise be required to be bifurcated from the debt hosts and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. The other income (expense) related to the convertible note fair value adjustment is presented in a single line in the consolidated statements of operations and comprehensive income (loss). All convertible notes were converted during the fourth quarter of 2020 and first quarter of 2021 as part of the Series A financing.

SAFE

SAFE

On October 30, 2020, the Company issued Simple Agreement for Future Equity agreement totaling $30,000 to Elemental Excelerator (the “SAFE”).

Conversion or cash-out events: In the event of an equity financing in which the Company issues and sells Preferred Stock for the purpose of raising capital, the SAFE will convert into a series of Preferred Stock of the Company. The SAFE will convert into the number of shares of Preferred Stock equal to $30,000 divided by 80% of the per share price of the equity financing event. SAFE holder will either receive cash for their note, or shares of the Company’s Common Stock if a liquidity event were to occur before the expiration or termination of the SAFE. In the event of a dissolution, the SAFE holder will receive the purchase amount, due and payable immediately prior to, or concurrent with, the consummation of the dissolution event. The SAFE will terminate or expire upon either the issuance of capital stock to the investor, or payment of the amount due to the investor.

Preference upon dissolution: Should the Company dissolve or wind-up operations prior to a conversion or cash-out event, SAFE holder will be paid back their purchase amount prior to the distribution of assets to Common Stock investors and concurrent with payments for other Convertible Securities and/or Preferred Stock.

In February 2021, the SAFE was converted into shares of Class A Preferred Stock. The SAFE holder contributed an additional $620,000 in cash and the SAFE Note in exchange for 76,471 shares of Class A Preferred Stock.

Leases

Leases

Upon inception of a contract, the Company evaluates if the contract, or part of the contract, contains a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The lease liability is measured as the present value of the unpaid lease payments, and the ROU asset value is derived from the calculation of the lease liability, including prepaid lease payments, if any. Lease payments include fixed and in-substance fixed payments, variable payments based on an index or rate, reasonably certain purchase options, termination penalties, fees paid by the lessee to the owners of a special-purpose entity for restructuring the transaction, and probable amounts the lessee will owe under a residual value guarantee. Lease payments do not include (i) variable lease payments other than those that depend on an index or rate, (ii) any guarantee by the lessee of the lessor’s debt, or (iii) any amount allocated to non-lease components, if such election is made upon adoption, per the provisions of ASU 2016-02, Leases.

When the Company cannot determine the actual implicit rate in a lease, it uses its estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company gives consideration to its recent debt issuances, if any, as well as publicly available data for instruments with similar characteristics when calculating its incremental borrowing rate. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. The Company’s lease term includes any option to extend the lease when it is reasonably certain to be exercised based on considering all relevant economic factors. Operating expense charges from the lessor are accounted for on an accrual basis. The Company has elected not to separate the lease and non-lease components and also elected not to recognize operating lease right-of-use assets and operating lease liabilities for leases with an initial term of twelve months or less.

The leases have remaining terms from less than 1 year to 4 years.

The Company reviews the carrying value of its ROU assets for impairment whenever events or changes in circumstances indicate that the recorded value may not be recoverable. Recoverability of assets is measured by comparing the carrying amounts of the assets to the estimated future undiscounted cash flows, excluding financing costs. If the Company determines that an impairment exists, any related impairment loss is estimated based on fair values.

Research and Development Costs

Research and Development Costs

The Company’s research and development costs are related to developing new products and services and improving existing products and services. The Company is investing in the continued development and improvement of its battery systems and technology as well as its chassis design. Research and development costs consist primarily of personnel-related expenses, consultants, engineering equipment and supplies, and design and testing expenses. Research and development expenses have been expensed as incurred and included in the consolidated statements of operations and comprehensive income (loss).

Advertising

Advertising

Advertising costs are expensed as incurred and are included within sales and marketing expenses in the consolidated statements of operations and comprehensive income (loss). Advertising expenses for the years ended December 31, 2022 and 2021 totaled approximately $1.3 million and $0.4 million, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation, under which shared based payments that involve the issuance of Common Stock to employees and non-employees and meet the criteria for equity-classified awards are recognized in the financial statements as compensation expense based on the fair value on the date of grant.

Prior to the Business Combination, the Company issued stock options to purchase shares of Common Stock (“Options”) to employees and non-employees under the Xos, Inc. 2018 Stock Plan (the “2018 Stock Plan”). The Company allows employees to exercise options prior to vesting. The Company considers the consideration received for the early exercise of an option to be a deposit and the related amount is recorded as a liability. The liability is relieved when the options vest. The Company has the right to repurchase any unvested (but issued) shares upon termination of service of an employee at the original exercise price. The Company stopped issuing options under the 2018 Stock Plan in the fourth quarter of 2020. The Company estimated the fair value of options on the date of the grant using the Black-Scholes option pricing model.

After the Business Combination, the Company issues restricted stock units (“RSUs”) to employees and non-employees under the Xos, Inc. 2021 Equity Incentive Plan (the “2021 Stock Plan”). The Company initially values RSUs based on the grant date closing price of the Company’s Common Stock. For awards with periodic vesting, the Company recognizes the related expense on a straight-line basis over the requisite service period for the entire award, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. The Company accounts for forfeitures prospectively as they occur.

If there are any modifications or cancellations of the underlying unvested share-based awards, the Company may be required to accelerate, increase or cancel any remaining unrecognized or previously recorded stock-based compensation expense.

Net (Loss) Income per Share

Net (Loss) Income per Share

Basic income (loss) is computed using the weighted-average number of common shares outstanding during the period. Diluted income (loss) per share is computed using the weighted-average number of common shares and the dilutive effect of the number of ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method, in accordance with ASC 260, Earnings Per Share. In accordance with ASU 2020-06, the Company utilizes the if-converted method to compute the dilutive effect of convertible instruments.

The dilutive impacts of contingently issuable earn-out shares have been excluded from the diluted income (loss) per share calculation as the necessary conditions to be issued have not been satisfied. The dilutive impacts of Common Stock issuable upon the exercise of out-of-the-money Public and Private Placement Warrants have been excluded from the diluted income (loss) per share calculation. The dilutive impacts of RSUs and Options for the year ended December 31, 2022 have been excluded from the diluted loss per share calculation as the Company was in a loss position.

Concentrations of Credit and Business Risk

Concentrations of Credit and Business Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. As of March 31, 2023 and 2022, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

During the three months ended March 31, 2023, one customer accounted for 82% of the Company’s revenues (gross of customer returns). During the three months ended March 31, 2022, three customers accounted for 24%, 11%, and 10% of the Company’s revenues. As of March 31, 2023, two customers accounted for 59% and 15% of the Company’s accounts receivable. As of March 31, 2023, four customers accounted for 13%, 11%, 11%, and 11% of the Company’s accounts receivable.

Concentrations of Credit and Business Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. As of December 31, 2022 and 2021, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such accounts.

During the year ended December 31, 2022, one customer accounted for 42% of the Company’s revenues. During the year ended December 31, 2021, three customers accounted for 10%, 38%, and 46% of the Company’s revenues. As of December 31, 2022, two customers accounted for 22% and 12% of the Company’s accounts receivable. As of December 31, 2021, two customers accounted for 53% and 38% of the Company’s accounts receivable.

Concentration of Supply Risk

Concentration of Supply Risk

The Company is dependent on its suppliers, the majority of which are single-source suppliers, and the inability of these suppliers to deliver necessary components of its products according to the schedule and at prices, quality levels and volumes acceptable to the Company, or its inability to efficiently manage these components, could have a material adverse effect on the Company’s results of operations and financial condition.

Concentration of Supply Risk

The Company is dependent on its suppliers, the majority of which are single-source suppliers, and the inability of these suppliers to deliver necessary components of its products according to the schedule and at prices, quality levels and volumes acceptable to the Company, or its inability to efficiently manage these components, could have a material adverse effect on the Company’s results of operations and financial condition.

Defined Contribution Plan

Defined Contribution Plan

We have a 401(k) savings plan that is intended to qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) savings plan, participating employees are auto enrolled to 3% of their eligible compensation, subject to certain limitations. We did not make any contributions to the 401(k) savings plan during the years ended December 31, 2022 and 2021.

Recent Accounting Pronouncements Issued and Adopted

Recent Accounting Pronouncements Issued and Adopted:

ASC 842, Leases: In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), as subsequently amended, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), and replaces the existing guidance in ASC 840, Leases. The new standard also requires lessees to recognize operating and finance lease liabilities and corresponding ROU assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

On January 1, 2022, the Company adopted ASC 842 using the modified retrospective method. The Company has presented financial results and applied its accounting policies for the period beginning January 1, 2022 under ASC 842, while prior period results and accounting policies have not been adjusted and are reflected under legacy GAAP pursuant to ASC 840. In connection with the adoption of ASC 842, the Company performed an analysis of contracts under ASC 840 to ensure proper assessment of leases (or embedded leases) in existence as of January 1, 2022. The Company elected the package of practical expedients permitted under ASC 842, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any existing leases as of the adoption date. The most significant impact of applying ASC 842 was the recognition of ROU asset and lease liabilities for operating leases in its condensed consolidated balance sheets. On January 1, 2022, the Company recognized an initial operating ROU asset of $7.7 million and associated operating lease liabilities of $7.7 million.

Refer to Note 6 – Leases for further information regarding the impact of the adoption of ASU 2016-02 on the Company’s financial statements, as well as its various accounting policies for each lease type.

ASU 2020-06: In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies (i) the accounting for convertible financing instruments issued, including preferred stock, (ii) the derivatives scope exception for contracts in an entity’s own equity, and (iii) the calculation of earnings per share. Early adoption is permissible, and the Company elected to early adopt the provisions of the ASU on January 1, 2022 using the modified retrospective method. At the date of adoption, the ASU did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Issued and not yet Adopted

Recent Accounting Pronouncements Issued and not yet Adopted:

ASU 2016-13, Financial Instruments – Credit Losses (“ASU 2016-13”): In June 2016, the FASB issued ASU 2016-13, the Company will be required to use an expected-loss model for its marketable debt securities, available-for sale, which requires that credit losses be presented as an allowance rather than as an impairment write-down. Reversals of credit losses (in situations in which the estimate of credit losses declines) is permitted in the reporting period that the change occurs. Current U.S. GAAP prohibits reflecting reversals of credit losses in current period earnings. At December 31, 2022 and 2021, the Company had $50.6 million and $149.5 million, respectively, in marketable debt securities, available for sale which would be subject to this new standard. As of December 31, 2022, these marketable debt securities, available for sale have an average credit rating of ‘A’ and no impairment write-downs have been recorded. ASU No. 2016-13 also applies to other financial assets including loans, trade receivables and any other financial assets not excluded from the scope that have the contractual right to receive cash. The Company is currently evaluating the impact of this new standard and does not expect the standard to have a material impact on its financial statements at adoption or in subsequent periods. The Company expects to adopt the new standard effective January 1, 2023.

Recent Accounting Pronouncements Issued and Adopted

Recent Accounting Pronouncements Issued and Adopted:

The Company adopted ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), as amended, on January 1, 2023 using the modified retrospective approach method. As of March 31, 2023 and December 31, 2022 the Company had $27.5 million and $50.6 million, respectively, in marketable debt securities, available for sale which are subject to the new standard. As of January 1, 2023 and March 31, 2023, these marketable debt securities, available for sale have an average credit rating of A and no allowance for expected credit losses has been recorded. Under the modified retrospective approach, the Company would record a cumulative effect adjustment to retained earnings by recording an initial allowance for credit losses on marketable debt securities, available-for sale. Periods presented that are prior to the adoption date of January 1, 2023 will not be adjusted. ASU 2016-13 replaced the incurred loss impairment model with a methodology that reflects a current expected credit loss and made targeted changes to the impairment model for available-for-sale debt securities. ASU 2016-13 impacted all of the Company’s investments held at fair value, which included its marketable debt securities, available for sale. Upon adoption of ASU 2016-13 on January 1, 2023, no adjustment was recorded by the Company for an initial allowance for credit losses on marketable debt securities, available for sale and there was no cumulative effect adjustment to retained earnings. Subsequent increases or decreases in the allowance for credit losses on marketable debt securities, available for sale will be recorded in the Company’s condensed consolidated statements of operations and comprehensive loss.

ASU 2016-13 also applied to the Company’s other financial assets including loans, trade receivables and other financial assets that have the contractual right to receive cash. These other financial assets were evaluated and the adoption of ASU 2016-13 did not have a material impact on the Company’s condensed consolidated financial statements.